Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of the major related parties and their relationships with the Group
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2020:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)	A shareholder of the Group
Bitauto and its subsidiaries (“Bitauto Group”) (**)	An investee of the Group
Tuniu and its subsidiaries (“Tuniu Group”) (**)	An investee of the Group
Dada and its subsidiaries (“Dada Group”)	An investee of the Group
JD Digits (*)	An investee of the Group, and controlled by the Founder
Yixin and its subsidiaries (“Yixin Group”) (**)	An investee of the Group
Core Fund and Core Fund II (“Core Funds”)	Investees of the Group
AiHuiShou and its subsidiaries (“AiHuiShou Group”)	An investee of the Group

(*)	JD Digits became an investee of the Group since June 2020 (Note 6).
(**)
As the Group had no significant influence over Bitauto Group, Tuniu Group and Yixin Group and no longer served as the major vendor of such investees, such investees were not considered the Group’s related parties since the quarter ended December 31, 2020.

Schedule of the major related party transactions
(a) The Group entered into the following transactions with the major related parties:

Transactions	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Revenues:
Commission from cooperation on advertising business with Tencent Group(***)	345,186	287,926	354,982
Services provided and products sold to Tencent Group(***)	276,728	398,700	374,616
Services provided and products sold to Dada Group	122,326	132,585	179,455
Services provided and products sold to AiHuiShou Group	8,781	349,257	663,802
Traffic support, marketing and promotion services provided to Bitauto Group	608,844	606,593	164,528
Traffic support, marketing and promotion services provided to Tuniu Group	132,008	131,621	82,939
Services provided and products sold to JD Digits	449,093	342,270	598,446
Operating expenses:
Services received and purchases from Tencent Group(***)	1,175,849	2,222,196	3,225,924
Services received from Dada Group	938,627	1,565,470	2,200,291
Payment processing and other services received from JD Digits	3,930,847	4,980,748	6,945,128
Lease and property management services received from Core Funds	—	476,001	838,385
Services received from AiHuiShou Group	—	10,467	31,830
Other income:
Income from non-compete agreement with Dada Group	78,771	82,123	82,167
Interest income from loans provided to JD Digits	179,556	40,632	31,006
Interest income from loans provided to Core Funds	—	75,496	48,872

(***)
In March 2014, the Group entered into a series of agreements with Tencent and its affiliates pursuant to which the Group acquired 100% interests in Tencent’s Paipai and QQ Wanggou online marketplace businesses, a 9.9% stake in Shanghai Icson, logistics personnel and certain other assets. The Group also entered into a five-year strategic cooperation agreement and an eight-year non-compete
agreement with Tencent. In April 2016, the Group acquired the remaining equity interest in Shanghai Icson by exercising the rights previously granted to the Group in March 2014.

On May 10, 2019, the Company renewed the strategic cooperation agreement with Tencent, for a period of three years starting from May 27, 2019. Tencent continued to offer the Group prominent level 1 and level 2 access points on its Weixin platform to provide traffic support, and the two parties also intend to continue to cooperate in a number of areas including communications, advertising and membership services, among others. As part of the total consideration, the Company agreed to issue to Tencent a certain number of the Company’s Class A ordinary shares for a consideration of approximately US$250 million at prevailing market prices at certain pre-determined
dates during the three-year period, of which 8,127,302 and 2,938,584 of the Company’s Class A ordinary shares were issued in May 2019 and May 2020, respectively.

Schedule of the major related party balances
(b) The Group had the following balances with the major related parties:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Due from Tencent Group	1,128,102	791,079
Due from JD Digits
Loans provided to JD Digits (****)	365,089	2,706,855
Other receivables from JD Digits	1,363,479	1,359,315
Due from Core Funds
Loans provided to Core Funds(****)	579,118	1,045,293
Other receivables from Core Funds	569,832	614,559
Due from AiHuiShou Group	—	5,216

Total	4,005,620	6,522,317

Due to Tuniu Group	(2,133)	—
Due to Dada Group	(208,123)	(497,903)
Due to AiHuiShou Group	(17,504)	—

Total	(227,760)	(497,903)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	(164,528)	—
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	(82,939)	—
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(207,096)	(144,968)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to AiHuiShou Group	(1,899,099)	(1,468,181)

Total	(2,353,662)	(1,613,149)

Other liabilities in relation to non-compete obligation to Dada Group	(276,976)	(181,340)

Total	(276,976)	(181,340)

(****)
In relation to the loans provided to JD Digits and Core Funds, the Group charged JD Digits and Core Funds based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.